Sales (Tables)	12 Months Ended
Dec. 31, 2017
Revenue [Abstract]
Sales
Details	of sales for the years ended December 31, 2015, 2016 and 2017 are as follows:

		2015		2016		2017
		Domestic	Overseas	Domestic	Overseas	Domestic	Overseas
		In millions of won
Sales of goods	￦	53,961,463	405,573	54,982,095	397,392	55,373,316	399,232
Electricity		53,229,470	—	54,304,529	—	54,649,882	—
Heat supply		204,987	—	181,597	—	205,838	—
Others		527,006	405,573	495,969	397,392	517,596	399,232
Sales of service		209,189	244,298	195,697	161,046	186,990	164,167
Sales of construction services		180,424	3,580,780	132,219	3,894,638	92,501	3,119,683

	￦	54,351,076	4,230,651	55,310,011	4,453,076	55,652,807	3,683,082